UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                   811-02538

Touchstone Investment Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Active Bond Fund – June 30, 2016 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 42.6%

	Financials — 12.1%
$504,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland),
	4.500%, 5/15/21	$515,718
230,000	Allstate Corp. (The), 6.500%, 5/15/57(A)	248,400
290,000	Ally Financial, Inc., 8.000%, 11/1/31	340,025
630,000	Bank of America Corp.,
	6.100%, 12/29/49(A)	639,450
550,000	Bank of America Corp. MTN,
	4.000%, 1/22/25	560,621
354,000	Bank of Nova Scotia (The) (Canada),
	4.500%, 12/16/25	367,794
370,000	Barclays PLC (United Kingdom),
	3.250%, 1/12/21	368,704
384,000	Branch Banking & Trust Co.,
	3.625%, 9/16/25	413,393
575,000	Capital One NA, 1.650%, 2/5/18	575,484
335,000	Chubb INA Holdings, Inc.,
	4.350%, 11/3/45	385,391
102,000	CIT Group, Inc., 5.000%, 8/15/22	103,785
250,000	Citigroup, Inc., 3.300%, 4/27/25	256,076
58,000	Citigroup, Inc., 6.125%, 12/29/49(A)	58,870
630,000	Citigroup, Inc., 6.250%, 12/29/49(A)	647,325
49,000	Credit Acceptance Corp.,
	7.375%, 3/15/23	47,040
250,000	Credit Suisse Group Funding
	Guernsey Ltd. (Guernsey),
	2.750%, 3/26/20	246,826
250,000	Crown Castle International Corp. REIT,
	4.450%, 2/15/26	271,409
20,000	ESH Hospitality, Inc. REIT, 144a,
	5.250%, 5/1/25	19,475
380,000	Fifth Third Bancorp, 2.875%, 7/27/20	396,021
34,000	First Cash Financial Services, Inc.,
	6.750%, 4/1/21	34,340
445,000	Ford Motor Credit Co. LLC,
	2.375%, 1/16/18	450,474
232,000	GE Capital International Funding Co.
	(Ireland), 144a, 4.418%, 11/15/35	260,208
495,000	General Motors Financial Co., Inc.,
	3.200%, 7/13/20	501,470
33,000	General Motors Financial Co., Inc.,
	4.200%, 3/1/21	34,523
40,000	GEO Group, Inc. (The), 5.125%, 4/1/23	39,000
155,000	Goldman Sachs Group, Inc. (The),
	5.250%, 7/27/21	174,915
55,000	Goldman Sachs Group, Inc. (The),
	5.375%, 12/29/49(A)	54,391
420,000	Huntington National Bank (The),
	2.200%, 11/6/18	425,142
145,000	JPMorgan Chase & Co.,
	3.250%, 9/23/22	151,587
630,000	JPMorgan Chase & Co.,
	5.150%, 12/29/49(A)	612,738
30,000	JPMorgan Chase & Co.,
	5.300%, 12/29/49(A)	29,888
265,000	JPMorgan Chase & Co.,
	6.000%, 1/15/18	283,410
60,000	MetLife, Inc., 5.250%, 12/29/49(A)	59,550
175,000	Morgan Stanley, 3.950%, 4/23/27	176,978
630,000	Morgan Stanley, 5.450%, 7/29/49(A)	604,800
360,000	Navient Corp. MTN, 6.125%, 3/25/24	315,900
400,000	Omega Healthcare Investors, Inc. REIT,
	4.950%, 4/1/24	416,146
250,000	PNC Bank NA, 2.700%, 11/1/22	252,669
360,000	Prudential Financial, Inc.,
	5.625%, 6/15/43(A)	375,415
28,000	Quicken Loans, Inc., 144a,
	5.750%, 5/1/25	27,020
330,000	Simon Property Group LP, REIT,
	2.750%, 2/1/23	339,648
285,000	Teachers Insurance & Annuity
	Association of America, 144a,
	6.850%, 12/16/39	387,160
47,000	VEREIT Operating Partnership LP REIT,
	4.600%, 2/6/24	47,352
375,000	Vornado Realty LP REIT,
	5.000%, 1/15/22	408,622
580,000	Wells Fargo & Co., 5.900%, 12/29/49(A)	596,675
316,000	Welltower, Inc. REIT, 6.125%, 4/15/20	359,972
		13,881,800

	Consumer Discretionary — 6.5%
28,000	1011778 BC ULC / New Red Finance,
	Inc. (Canada), 144a, 4.625%, 1/15/22	28,210
35,000	AMC Networks, Inc., 4.750%, 12/15/22	34,738
6,000	American Builders & Contractors
	Supply Co., Inc., 144a,
	5.750%, 12/15/23	6,210
120,000	Anheuser-Busch InBev Finance, Inc.,
	2.650%, 2/1/21	124,442
306,000	Anheuser-Busch InBev Finance, Inc.,
	4.900%, 2/1/46	358,584
490,000	AutoNation, Inc., 5.500%, 2/1/20	535,105
43,000	Belo Corp., 7.250%, 9/15/27	43,860
23,000	Brookfield Residential Properties, Inc. /
	Brookfield Residential US Corp.
	(Canada), 144a, 6.125%, 7/1/22	21,735
14,000	Cable One, Inc., 144a, 5.750%, 6/15/22	14,350
70,000	Cablevision Systems Corp.,
	5.875%, 9/15/22	62,720
425,000	CBS Corp., 4.900%, 8/15/44	431,000
533,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.750%, 2/15/26	548,990
251,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	255,217
18,000	Churchill Downs, Inc., 144a,
	5.375%, 12/15/21	18,382
50,000	Cimpress N.V. (Netherlands), 144a,
	7.000%, 4/1/22	49,500

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 42.6% (Continued)

	Consumer Discretionary — (Continued)
$31,000	CSC Holdings LLC, 8.625%, 2/15/19	$34,197
436,000	Delphi Automotive PLC (Jersey),
	3.150%, 11/19/20	448,470
504,000	DISH DBS Corp., 6.750%, 6/1/21	522,270
387,000	Dollar General Corp., 3.250%, 4/15/23	401,771
40,000	DR Horton, Inc., 4.375%, 9/15/22	41,200
12,000	DR Horton, Inc., 4.750%, 2/15/23	12,435
156,000	Ford Motor Co., 4.750%, 1/15/43	165,123
475,000	Forest Laboratories LLC, 144a,
	5.000%, 12/15/21	531,588
38,000	Hanesbrands, Inc., 144a,
	4.625%, 5/15/24	38,095
220,000	Home Depot, Inc. (The),
	5.950%, 4/1/41	303,581
375,000	Imperial Brands Finance PLC (United
	Kingdom), 144a, 3.500%, 2/11/23	387,033
21,000	International Game Technology PLC
	(United Kingdom), 144a,
	5.625%, 2/15/20	22,129
12,000	International Game Technology PLC
	(United Kingdom), 144a,
	6.250%, 2/15/22	12,195
10,000	Lennar Corp., 4.750%, 11/15/22	10,162
42,000	Lennar Corp., 4.750%, 5/30/25	40,740
12,000	Lennar Corp., 4.875%, 12/15/23	12,030
29,000	M/I Homes, Inc., 6.750%, 1/15/21	28,855
6,000	Match Group, Inc., 144a,
	6.375%, 6/1/24	6,240
14,000	Match Group, Inc., 144a,
	6.750%, 12/15/22	14,560
37,000	MDC Partners, Inc. (Canada), 144a,
	6.500%, 5/1/24	36,722
180,000	Mylan NV (Netherlands), 144a,
	3.000%, 12/15/18	184,285
35,000	NCL Corp. Ltd. (Bermuda), 144a,
	4.625%, 11/15/20	34,934
318,000	Newell Brands, Inc., 2.875%, 12/1/19	326,805
33,000	Newell Brands, Inc., 4.000%, 12/1/24	34,485
188,000	Newell Brands, Inc., 4.200%, 4/1/26	203,802
21,000	Newell Brands, Inc., 144a,
	5.000%, 11/15/23	22,050
38,000	Nexstar Broadcasting, Inc., 144a,
	6.125%, 2/15/22	38,380
32,000	PulteGroup, Inc., 5.500%, 3/1/26	32,800
31,000	Quad/Graphics, Inc., 7.000%, 5/1/22	27,358
20,000	Sabre GLBL, Inc., 144a,
	5.250%, 11/15/23	20,350
35,000	Sabre GLBL, Inc., 144a,
	5.375%, 4/15/23	35,788
400,000	Scripps Networks Interactive, Inc.,
	2.750%, 11/15/19	408,344
8,000	Sinclair Television Group, Inc.,
	5.375%, 4/1/21	8,240
10,000	Sirius XM Radio, Inc., 144a,
	5.375%, 4/15/25	9,956
103,000	Sirius XM Radio, Inc., 144a,
	5.375%, 7/15/26	102,228
42,000	Sirius XM Radio, Inc., 144a,
	5.750%, 8/1/21	43,628
22,000	Sirius XM Radio, Inc., 144a,
	6.000%, 7/15/24	22,742
38,000	Taylor Morrison Communities, Inc. /
	Monarch Communities, Inc., 144a,
	5.250%, 4/15/21	37,905
26,000	Tenneco, Inc., 5.000%, 7/15/26	26,374
90,000	Time Warner Cable, Inc.,
	4.500%, 9/15/42	83,830
42,000	Toll Brothers Finance Corp.,
	4.875%, 11/15/25	41,580
31,000	TRI Pointe Group, Inc., 4.875%, 7/1/21	30,922
10,000	Vista Outdoor, Inc., 144a,
	5.875%, 10/1/23	10,400
65,000	ZF North America Capital, Inc., 144a,
	4.500%, 4/29/22	65,894
28,000	ZF North America Capital, Inc., 144a,
	4.750%, 4/29/25	28,367
		7,483,886

	Energy — 4.2%
32,000	Antero Resources Corp.,
	5.375%, 11/1/21	31,280
292,000	Boardwalk Pipelines LP, 3.375%, 2/1/23	267,712
200,000	Buckeye Partners LP, 4.150%, 7/1/23	201,278
475,000	Cenovus Energy, Inc. (Canada),
	6.750%, 11/15/39	498,816
59,000	Continental Resources, Inc. OK,
	5.000%, 9/15/22	57,672
26,000	DCP Midstream LLC, 144a,
	5.350%, 3/15/20	25,480
218,000	Enterprise Products Operating LLC,
	7.000%, 6/1/67(A)	171,675
208,000	FTS International, Inc., 6.250%, 5/1/22	81,120
12,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.000%, 5/15/23	11,220
108,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.750%, 8/1/22	104,760
260,000	Hess Corp., 5.600%, 2/15/41	262,173
19,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 5.000%, 12/1/24	17,716
377,000	Kinder Morgan Energy Partners LP,
	3.500%, 9/1/23	368,278
440,000	Marathon Oil Corp., 2.800%, 11/1/22	399,047
71,000	MEG Energy Corp. (Canada), 144a,
	6.500%, 3/15/21	55,025
390,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	372,450
29,000	MPLX LP, 144a, 4.875%, 6/1/25	28,342
53,000	Nabors Industries, Inc.,
	4.625%, 9/15/21	48,635
236,000	Nabors Industries, Inc.,
	5.000%, 9/15/20	222,058

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 42.6% (Continued)

	Energy — (Continued)
$285,000	Petroleos Mexicanos (Mexico),
	4.500%, 1/23/26	$274,284
45,000	Precision Drilling Corp. (Canada),
	5.250%, 11/15/24	36,000
45,000	Range Resources Corp.,
	5.000%, 8/15/22	42,412
16,000	Range Resources Corp.,
	5.750%, 6/1/21	15,640
48,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 5.625%, 11/15/23	41,760
56,000	SESI LLC, 6.375%, 5/1/19	53,900
400,000	Shell International Finance BV
	(Netherlands), 1.875%, 5/10/21	402,120
71,000	Southwestern Energy Co.,
	4.050%, 1/23/20	69,758
36,000	Summit Midstream Holdings LLC /
	Summit Midstream Finance Corp.,
	7.500%, 7/1/21	34,560
186,000	Sunoco Logistics Partners Operations
	LP, 5.950%, 12/1/25	208,852
106,000	Tullow Oil PLC (United Kingdom),
	144a, 6.000%, 11/1/20	85,595
85,000	Unit Corp., 6.625%, 5/15/21	65,662
31,000	Weatherford International Ltd
	(Bermuda), 6.500%, 8/1/36	22,242
217,000	Williams Partners LP, 3.350%, 8/15/22	198,143
		4,775,665

	Information Technology — 3.9%
313,000	Apple, Inc., 4.650%, 2/23/46	353,558
17,000	CDW LLC / CDW Finance Corp.,
	5.000%, 9/1/23	17,119
4,000	CDW LLC / CDW Finance Corp.,
	6.000%, 8/15/22	4,180
395,000	Diamond 1 Finance Corp. / Diamond
	2 Finance Corp., 144a,
	4.420%, 6/15/21	406,562
32,000	Diamond 1 Finance Corp. / Diamond
	2 Finance Corp., 144a,
	5.450%, 6/15/23	33,202
20,000	Diamond 1 Finance Corp. / Diamond
	2 Finance Corp., 144a,
	5.875%, 6/15/21	20,395
38,000	Diamond 1 Finance Corp. / Diamond
	2 Finance Corp., 144a,
	7.125%, 6/15/24	39,688
57,000	Diebold, Inc., 144a, 8.500%, 4/15/24	56,572
384,000	eBay, Inc., 2.500%, 3/9/18	391,008
432,000	Electronic Arts, Inc., 3.700%, 3/1/21	452,954
31,000	Electronic Arts, Inc., 4.800%, 3/1/26	33,536
470,000	Fidelity National Information Services,
	Inc., 3.625%, 10/15/20	496,846
29,000	First Data Corp., 144a, 5.000%, 1/15/24	29,072
30,000	First Data Corp., 144a, 5.375%, 8/15/23	30,465
440,000	Hewlett Packard Enterprise Co., 144a,
	2.450%, 10/5/17	445,702
55,000	IHS, Inc., 5.000%, 11/1/22	56,788
360,000	Lam Research Corp., 3.450%, 6/15/23	371,801
57,000	Micron Technology, Inc., 144a,
	7.500%, 9/15/23	60,562
190,000	Microsoft Corp., 3.500%, 2/12/35	196,586
88,000	NCR Corp., 5.875%, 12/15/21	89,320
45,000	NXP BV / NXP Funding LLC
	(Netherlands), 144a,
	4.125%, 6/15/20	45,562
338,000	Oracle Corp., 2.650%, 7/15/26	336,729
425,000	QUALCOMM, Inc., 3.450%, 5/20/25	451,656
28,000	Western Digital Corp., 144a,
	7.375%, 4/1/23	29,820
57,000	Western Digital Corp., 144a,
	10.500%, 4/1/24	60,990
		4,510,673

	Telecommunication Services — 3.8%
59,000	Altice Financing SA (Luxemburg),
	144a, 6.625%, 2/15/23	57,930
23,000	AMC Networks, Inc., 5.000%, 4/1/24	22,767
225,000	AT&T, Inc., 3.900%, 3/11/24	238,164
90,000	AT&T, Inc., 4.350%, 6/15/45	87,207
360,000	AT&T, Inc., 4.500%, 5/15/35	368,277
325,000	CenturyLink, Inc., 5.150%, 6/15/17	332,312
8,000	CenturyLink, Inc., 5.800%, 3/15/22	7,768
2,000	CenturyLink, Inc., 6.450%, 6/15/21	2,032
264,000	Charter Communications Operating
	LLC / Charter Communications
	Operating Capital, 144a,
	6.484%, 10/23/45	315,222
15,000	CommScope, Inc., 144a,
	5.000%, 6/15/21	15,322
16,000	Discovery Communications LLC,
	3.250%, 4/1/23	15,755
14,000	Discovery Communications LLC,
	3.300%, 5/15/22	14,146
500,000	Discovery Communications LLC,
	3.450%, 3/15/25	489,196
31,000	Discovery Communications LLC,
	4.900%, 3/11/26	32,875
245,000	Frontier Communications Corp.,
	6.875%, 1/15/25	205,647
10,000	Frontier Communications Corp.,
	10.500%, 9/15/22	10,581
188,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 10/15/20	133,950
5,000	LIN Television Corp., 5.875%, 11/15/22	5,025
60,000	Neptune Finco Corp., 144a,
	10.125%, 1/15/23	67,200
375,000	Qwest Corp., 6.750%, 12/1/21	405,712
181,000	Sprint Communications, Inc.,
	6.000%, 11/15/22	142,429
7,000	Telecom Italia Capital SA
	(Luxembourg), 7.175%, 6/18/19	7,892
504,000	T-Mobile USA, Inc., 6.731%, 4/28/22	529,981

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 42.6% (Continued)

	Telecommunication Services — (Continued)
$107,000	Univision Communications, Inc., 144a,
	6.750%, 9/15/22	$112,885
425,000	Verizon Communications, Inc.,
	4.672%, 3/15/55	429,862
275,000	Verizon Communications, Inc.,
	6.250%, 4/1/37	343,416
6,000	ViaSat, Inc., 6.875%, 6/15/20	6,195
		4,399,748

	Industrials — 3.2%
122,000	AECOM Global II LLC / URS Fox US LP,
	3.850%, 4/1/17	122,840
250,000	Air Lease Corp., 5.625%, 4/1/17	257,437
9,000	Allegion PLC (Ireland),
	5.875%, 9/15/23	9,540
37,000	Anixter, Inc., 5.500%, 3/1/23	37,648
186,000	Aviation Capital Group Corp., 144a,
	2.875%, 9/17/18	184,140
190,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	243,715
400,000	FedEx Corp., 5.100%, 1/15/44	466,078
476,000	Fortive Corp., 144a, 2.350%, 6/15/21	482,982
5,000	Huntington Ingalls Industries, Inc.,
	144a, 5.000%, 11/15/25	5,288
80,000	Hutchison Whampoa International
	09/19 Ltd. (Cayman Islands), 144a,
	5.750%, 9/11/19	89,743
9,000	Joy Global, Inc., 5.125%, 10/15/21†	8,415
57,000	KLX, Inc., 144a, 5.875%, 12/1/22	55,860
322,000	Masco Corp., 4.375%, 4/1/26	332,140
29,000	Masco Corp., 5.950%, 3/15/22	32,426
20,000	Orbital ATK, Inc., 5.250%, 10/1/21	20,876
31,000	Orbital ATK, Inc., 5.500%, 10/1/23	32,318
430,000	Roper Technologies, Inc.,
	3.000%, 12/15/20	444,563
299,000	SBA Tower Trust, 144a,
	2.898%, 10/15/19	303,152
352,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	375,760
158,000	XPO CNW, Inc., 6.700%, 5/1/34	104,280
		3,609,201

	Consumer Staples — 2.9%
22,000	B&G Foods, Inc., 4.625%, 6/1/21	22,000
22,000	Constellation Brands, Inc.,
	4.750%, 12/1/25	23,182
150,000	Cott Beverages, Inc., 5.375%, 7/1/22	150,000
5,000	Cott Beverages, Inc., 6.750%, 1/1/20	5,212
31,000	Darling Ingredients, Inc.,
	5.375%, 1/15/22	31,988
6,000	Dollar Tree, Inc., 144a, 5.250%, 3/1/20	6,180
15,000	Dollar Tree, Inc., 144a, 5.750%, 3/1/23	15,938
120,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 5.750%, 6/15/25	112,800
52,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 5.875%, 7/15/24	50,375
40,000	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC, 144a,
	5.000%, 6/1/24	40,700
6,000	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC, 144a,
	5.250%, 6/1/26	6,150
515,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	703,230
500,000	Kroger Co. (The), 5.000%, 4/15/42	576,800
427,000	Mead Johnson Nutrition Co.,
	3.000%, 11/15/20	446,078
402,000	Post Holdings, Inc., 7.375%, 2/15/22	422,602
440,000	Sysco Corp., 2.500%, 7/15/21	449,621
7,000	TreeHouse Foods, Inc.,
	4.875%, 3/15/22	7,140
14,000	TreeHouse Foods, Inc., 144a,
	6.000%, 2/15/24	14,840
11,000	US Foods, Inc., 144a, 5.875%, 6/15/24	11,275
225,000	Walgreens Boots Alliance, Inc.,
	4.650%, 6/1/46	239,967
		3,336,078

	Health Care — 2.8%
342,000	AbbVie, Inc., 4.450%, 5/14/46	346,802
77,000	Acadia Healthcare Co., Inc., 144a,
	6.500%, 3/1/24	78,155
195,000	Actavis Funding SCS (Luxembourg),
	3.800%, 3/15/25	203,156
380,000	Catholic Health Initiatives,
	4.200%, 8/1/23	413,833
61,000	Centene Escrow Corp., 144a,
	5.625%, 2/15/21	63,592
88,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	81,584
336,000	Express Scripts Holding Co.,
	3.300%, 2/25/21	352,334
171,000	HCA, Inc., 6.500%, 2/15/20	189,169
77,000	Kindred Healthcare, Inc.,
	8.750%, 1/15/23	75,990
64,000	LifePoint Health, Inc., 144a,
	5.375%, 5/1/24	64,160
53,000	Mallinckrodt International Finance SA
	/ Mallinckrodt CB LLC
	(Luxembourg), 144a,
	5.500%, 4/15/25	47,282
300,000	Ochsner Clinic Foundation,
	5.897%, 5/15/45	378,976
255,000	Perrigo Finance Unlimited Co.
	(Ireland), 3.500%, 3/15/21	263,853
11,000	Quintiles Transnational Corp., 144a,
	4.875%, 5/15/23	11,165
80,000	Select Medical Corp., 6.375%, 6/1/21	76,800
8,000	Teleflex, Inc., 4.875%, 6/1/26	8,080
170,000	Tenet Healthcare Corp.,
	4.500%, 4/1/21	171,275

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 42.6% (Continued)

	Health Care — (Continued)
$6,000	Tenet Healthcare Corp.,
	4.750%, 6/1/20	$6,146
12,000	Tenet Healthcare Corp.,
	6.000%, 10/1/20	12,660
57,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	52,369
323,000	Valeant Pharmaceuticals International,
	144a, 6.750%, 8/15/21	275,358
		3,172,739

	Utilities — 1.7%
12,000	AES Corp., 8.000%, 6/1/20	13,980
874,000	Alabama Power Capital Trust V,
	3.750%, 10/1/42(A)	767,646
4,000	Calpine Corp., 144a, 7.875%, 1/15/23	4,220
191,000	Dynegy, Inc., 5.875%, 6/1/23	168,080
188,000	Dynegy, Inc., 7.375%, 11/1/22	181,420
316,000	ITC Holdings Corp., 3.250%, 6/30/26	316,240
115,000	NextEra Energy Capital Holdings, Inc.,
	6.000%, 3/1/19	127,501
272,000	PacifiCorp, 5.750%, 4/1/37	355,743
		1,934,830

	Materials — 1.5%
24,000	A Schulman, Inc., 144a, 6.875%, 6/1/23	23,964
31,000	Alcoa, Inc., 5.125%, 10/1/24†	30,922
504,000	ArcelorMittal (Luxembourg),
	6.500%, 3/1/21†	517,860
122,000	Cascades, Inc. (Canada), 144a,
	5.750%, 7/15/23	117,425
48,000	CVR Partners LP / CVR Nitrogen
	Finance Corp., 144a,
	9.250%, 6/15/23	48,840
119,000	Domtar Corp., 10.750%, 6/1/17	126,871
6,000	FMG Resources August 2006 Pty Ltd.
	(Australia), 144a, 9.750%, 3/1/22	6,622
174,000	Glencore Funding LLC, 144a,
	2.500%, 1/15/19	167,258
355,000	International Paper Co.,
	5.150%, 5/15/46	382,963
47,000	Lundin Mining Corp. (Canada), 144a,
	7.500%, 11/1/20	47,940
27,000	NOVA Chemicals Corp. (Canada), 144a,
	5.250%, 8/1/23	27,135
226,000	Southern Copper Corp.,
	5.875%, 4/23/45	212,908
		1,710,708
	Total Corporate Bonds	$48,815,328
	U.S. Treasury Obligations — 28.9%
135,000	U.S. Treasury Bond, 3.000%, 5/15/45	155,171
750,000	U.S. Treasury Bond, 3.000%, 11/15/45	862,383
5,110,000	U.S. Treasury Inflation Indexed
	Bonds, 0.625%, 1/15/26	5,417,487
2,390,000	U.S. Treasury Inflation Indexed
	Bonds, 1.000%, 2/15/46	2,605,025
8,370,000	U.S. Treasury Note, 0.625%, 6/30/18	8,373,926
5,785,000	U.S. Treasury Note, 0.750%, 1/31/18	5,800,591
4,095,000	U.S. Treasury Note, 0.875%, 5/31/18	4,117,236
1,690,000	U.S. Treasury Note, 1.125%, 2/28/21	1,701,882
1,500,000	U.S. Treasury Note, 1.375%, 4/30/21	1,525,899
1,500,000	U.S. Treasury Note, 1.625%, 2/15/26	1,516,875
1,000,000	U.S. Treasury Note, 2.250%, 11/15/25	1,066,875
	Total U.S. Treasury Obligations	$33,143,350

	U.S. Government Mortgage-Backed
	Obligations — 13.7%
67,458	FHLMC, Pool #1B3366,
	2.736%, 3/1/37(A)	71,330
192,633	FHLMC, Pool #1H1348,
	2.410%, 10/1/36(A)	204,081
810,791	FHLMC, Pool #1Q0339,
	2.906%, 4/1/37(A)	860,093
28,989	FHLMC, Pool #A12886, 5.000%, 8/1/33	32,384
63,325	FHLMC, Pool #A13842, 6.000%, 9/1/33	71,919
18,125	FHLMC, Pool #A21415, 5.000%, 5/1/34	20,078
40,939	FHLMC, Pool #A35682, 5.000%, 7/1/35	45,385
22,309	FHLMC, Pool #A36523, 5.000%, 8/1/35	24,701
127,319	FHLMC, Pool #A46590, 5.000%, 8/1/35	140,513
35,911	FHLMC, Pool #A56988, 5.500%, 2/1/37	40,153
228,289	FHLMC, Pool #A96485, 4.500%, 1/1/41	249,826
954,022	FHLMC, Pool #A97897, 4.500%, 4/1/41	1,067,843
27,432	FHLMC, Pool #C62740, 7.000%, 1/1/32	31,287
27,791	FHLMC, Pool #C72254, 6.500%, 7/1/32	33,027
120,582	FHLMC, Pool #C90986, 7.000%, 6/1/26	138,268
35,917	FHLMC, Pool #G02184, 5.000%, 4/1/36	39,920
566,141	FHLMC, Pool #G05733,
	5.000%, 11/1/39	633,380
338,571	FHLMC, Pool #J13584,
	3.500%, 11/1/25	361,661
125,598	FNMA, Pool #255628, 5.500%, 2/1/25	140,950
8,486	FNMA, Pool #432269, 6.500%, 8/1/28	9,766
5,795	FNMA, Pool #535290, 8.000%, 5/1/30	7,085
11,160	FNMA, Pool #540040, 7.500%, 6/1/28	11,197
22,331	FNMA, Pool #561741, 7.500%, 1/1/31	26,252
239	FNMA, Pool #596500, 6.500%, 7/1/16	239
3,787	FNMA, Pool #626811, 6.500%, 6/1/17	3,811
63,181	FNMA, Pool #640291, 7.000%, 8/1/32	70,757
33,923	FNMA, Pool #653301, 6.500%, 7/1/32	39,039
105,235	FNMA, Pool #653502, 6.500%, 7/1/32	121,103
61,506	FNMA, Pool #670402, 6.500%, 6/1/32	70,781
12,434	FNMA, Pool #704460, 6.000%, 5/1/18	12,529
6,815	FNMA, Pool #725906,
	2.358%, 8/1/34(A)	7,218
354,500	FNMA, Pool #745257, 6.000%, 1/1/36	410,417
3,358	FNMA, Pool #745974,
	2.776%, 10/1/36(A)	3,556
130,808	FNMA, Pool #810049, 5.500%, 3/1/35	147,834
243,258	FNMA, Pool #819297, 6.000%, 9/1/35	279,644
74,972	FNMA, Pool #889060, 6.000%, 1/1/38	86,552
160,360	FNMA, Pool #889061, 6.000%, 1/1/38	186,849

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 13.7% (Continued)
$85,329	FNMA, Pool #893003, 7.000%, 9/1/36	$93,543
26,598	FNMA, Pool #895657, 6.500%, 8/1/36	30,340
284,926	FNMA, Pool #905049, 5.500%, 11/1/36	321,501
278,684	FNMA, Pool #908944, 5.500%, 1/1/37	312,750
800,780	FNMA, Pool #928553, 5.500%, 8/1/37	922,689
27,038	FNMA, Pool #995220, 6.000%, 11/1/23	29,531
403,851	FNMA, Pool #AA3467, 4.500%, 4/1/39	446,592
629,960	FNMA, Pool #AA4584, 4.500%, 4/1/39	694,379
138,714	FNMA, Pool #AB1800, 4.000%, 11/1/40	151,339
537,524	FNMA, Pool #AB2452, 4.000%, 3/1/26	570,070
161,402	FNMA, Pool #AD3775, 4.500%, 3/1/25	173,663
237,223	FNMA, Pool #AD6193, 5.000%, 6/1/40	264,756
508,192	FNMA, Pool #AE0996, 4.000%, 2/1/41	554,388
297,373	FNMA, Pool #AE1568, 4.000%, 9/1/40	319,870
885,285	FNMA, Pool #AE2497, 4.500%, 9/1/40	985,358
166,013	FNMA, Pool #AE5441, 5.000%, 10/1/40	185,653
443,681	FNMA, Pool #AH1135, 5.000%, 1/1/41	494,886
716,560	FNMA, Pool #AH3483, 3.500%, 2/1/26	763,905
334,752	FNMA, Pool #AH3671, 4.000%, 2/1/26	358,320
733,313	FNMA, Pool #AH6622, 4.000%, 3/1/41	807,983
39,437	FNMA, Pool #AI0805, 4.500%, 7/1/41	43,241
981,869	FNMA, Pool #AL0150, 4.000%, 2/1/41	1,071,342
241,127	FNMA, Pool #AL0211, 5.000%, 4/1/41	268,829
50,718	GNMA, Pool #5305, 4.000%, 2/20/42	54,564
13,395	GNMA, Pool #748495, 4.000%, 8/15/40	14,386
22,587	GNMA, Pool #8503, 1.875%, 9/20/24(A)	23,302
	Total U.S. Government
	Mortgage-Backed Obligations	$15,658,608

	Asset-Backed Securities — 3.7%
370,811	American Homes 4 Rent Trust, Ser
	2015-SFR2, Class A, 144a,
	3.732%, 10/17/45	400,022
475,000	Ascentium Equipment Receivables
	Trust, Ser 2016-1A, Class B, 144a,
	2.850%, 7/10/20	476,516
450,000	Dell Equipment Finance Trust, Ser
	2015-1, Class C, 144a,
	2.420%, 3/23/20	450,429
300,000	Leaf Receivables Funding LLC, Ser
	2016-1, Class B, 144a,
	2.780%, 8/15/22	301,671
1,688,602	Mid-State Capital Corp. Trust, Ser
	2005-1, Class M2, 7.079%, 1/15/40	1,853,710
395,000	Santander Drive Auto Receivables
	Trust, Ser 2015-1, Class B,
	1.970%, 11/15/19	396,448
314,738	Sonic Capital LLC, Ser 2016-1A, Class
	A2, 144a, 4.472%, 5/20/46	318,766
	Total Asset-Backed Securities	$4,197,562

	Non-Agency Collateralized Mortgage
	Obligations — 3.4%
5,223	Adjustable Rate Mortgage Trust, Ser
	2004-4, Class 3A1,
	2.920%, 3/25/35(A)	5,022
3,646	CIT Group Home Equity Loan Trust,
	Ser 2002-1, Class AF5,
	7.210%, 2/25/33(B)	3,642
377,254	Countrywide Alternative Loan Trust,
	Ser 2004-30CB, Class 3A1,
	5.000%, 2/25/20	377,441
41,286	Countrywide Alternative Loan Trust,
	Ser 2005-J3, Class 3A1,
	6.500%, 9/25/34	41,111
412,203	Countrywide Asset-Backed
	Certificates, Ser 2007-S1, Class A5,
	6.018%, 11/25/36(A)	384,081
71,331	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2004-7, Class
	6A1, 5.250%, 10/25/19	71,966
5,919	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2005-3,
	Class 4A4, 5.250%, 6/25/35	5,901
501,658	First Franklin Mortgage Loan Trust, Ser
	2005-FFA, Class M3,
	6.017%, 3/25/25(B)	496,944
132,469	JP Morgan Mortgage Trust, Ser
	2005-A1, Class 2A1,
	2.681%, 2/25/35(A)	133,262
368,849	JP Morgan Mortgage Trust, Ser
	2005-A2, Class 7CB1,
	2.940%, 4/25/35(A)	369,147
72,184	JP Morgan Mortgage Trust, Ser
	2006-A4, Class 2A2,
	2.820%, 6/25/36(A)	64,528
70,398	MASTR Alternative Loans Trust, Ser
	2004-7, Class 10A1, 6.000%, 6/25/34	70,905
43,981	MASTR Asset Securitization Trust, Ser
	2003-4, Class 4A2, 5.500%, 5/25/33	44,124
169,831	RAMP Trust, Ser 2003-RZ5, Class A7,
	5.470%, 9/25/33(B)	174,519
3,095	RASC Trust, Ser 2001-KS3, Class AI6,
	5.960%, 9/25/31(A)	3,157
231,693	Residential Asset Securitization Trust,
	Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	179,205
607,280	Sequoia Mortgage Trust, Ser 2013-10,
	Class B2, 144a, 3.580%, 8/25/43(A)	599,652
6,456	Structured Asset Securities Corp., Ser
	2004-21XS, Class 2A6B,
	5.150%, 12/25/34(B)	6,561
172,274	Structured Asset Securities Corp., Ser
	2005-17, Class 5A1,
	5.500%, 10/25/35	139,787
442,185	Towd Point Mortgage Trust, Ser
	2016-2, Class A1, 144a,
	3.000%, 8/25/55(A)	445,949
144,923	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35	141,805

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Non-Agency Collateralized Mortgage
	Obligations — 3.4% (Continued)
$162,512	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-G, Class
	A1, 2.718%, 6/25/33(A)	$162,707
	Total Non-Agency Collateralized
	Mortgage Obligations	$3,921,416

	Commercial Mortgage-Backed Securities — 2.0%
5,487	Banc of America Commercial
	Mortgage Trust, Ser 2006-6, Class
	A3, 5.369%, 10/10/45	5,482
408,030	COMM Mortgage Trust, Ser
	2014-SAVA, Class A, 144a,
	1.593%, 6/15/34(A)	407,753
550,000	Eleven Madison Trust Mortgage Trust,
	Ser 2015-11MD, Class C, 144a,
	3.670%, 9/10/35(A)	556,022
197	First Union Commercial Mortgage
	Trust, Ser 1999-C1, Class F, 144a,
	5.350%, 10/15/35	197
595,000	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2015-CSMO, Class A, 144a,
	1.685%, 1/15/32(A)	590,892
700,000	Morgan Stanley Bank of America
	Merrill Lynch Trust, Ser 2014-C18,
	Class ASB, 3.621%, 10/15/47	756,092
11,256	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C30, Class APB,
	5.294%, 12/15/43	11,273
	Total Commercial
	Mortgage-Backed Securities	$2,327,711

	Agency Collateralized Mortgage
	Obligations — 0.6%
225,803	FHLMC Structured Pass Through
	Securities, Ser T-20, Class A5,
	7.690%, 12/25/29(B)	268,449
167,131	FNMA, Ser 2004-W15, Class 2AF,
	0.700%, 8/25/44(A)	166,302
64,761	FNMA REMIC, Ser 2001-W2, Class AF6,
	6.589%, 10/25/31(B)	70,600
5,845	FNMA REMIC, Ser 2011-28, Class MA,
	4.500%, 7/25/38	5,840
161,351	FNMA REMIC, Ser 2015-51, Class KC,
	3.000%, 6/25/45	167,396
12,425	GNMA, Ser 2003-11, Class GJ,
	4.000%, 10/17/29	13,263
	Total Agency Collateralized
	Mortgage Obligations	$691,850

Shares

Preferred Stock — 0.5%

Financials — 0.5%
22,133	Public Storage REIT, 5.900%	$575,015

Principal
Amount

	Municipal Bonds — 0.3%

	Pennsylvania — 0.3%
$250,000	Pennsylvania State, Build America
	Bonds, Ser 2010-B, UTGO,
	5.850%, 7/15/30	$284,890

	Sovereign Government Obligation — 0.3%
310,000	Poland Government International
	Bond, 3.250%, 4/6/26	$316,025

Shares

	Investment Funds — 3.3%
3,229,758	Dreyfus Cash Management,
	Institutional Shares, 0.30%∞Ω	3,229,758
570,722	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.30%**∞Ω	570,722
	Total Investment Funds	$3,800,480

	Total Investment Securities —99.3%
	(Cost $110,790,943)	$113,732,235

	Other Assets in
	Excess of Liabilities — 0.7%	782,332
	Net Assets — 100.0%	$114,514,567

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2016.

(B)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of June 30, 2016.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2016 was $551,625.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2016.

Touchstone Active Bond Fund (Unaudited) (Continued)

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities were valued at $12,664,093 or 11.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$48,815,328	$—	$48,815,328
U.S. Treasury Obligations	—	33,143,350	—	33,143,350
U.S. Government Mortgage-Backed Obligations	—	15,658,608	—	15,658,608
Asset-Backed Securities	—	4,197,562	—	4,197,562
Non-Agency Collateralized Mortgage Obligations	—	3,921,416	—	3,921,416
Commercial Mortgage-Backed Securities	—	2,327,711	—	2,327,711
Agency Collateralized Mortgage Obligations	—	691,850	—	691,850
Preferred Stock	575,015	—	—	575,015
Municipal Bond	—	284,890	—	284,890
Sovereign Government Obligation	—	316,025	—	316,025
Investment Funds	3,800,480	—	—	3,800,480
Total	$4,375,495	$109,356,740	$—	$113,732,235

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone High Yield Fund – June 30, 2016 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 97.8%

	Consumer Discretionary — 22.8%
$596,000	1011778 BC ULC / New Red Finance,
	Inc. (Canada), 144a, 4.625%, 1/15/22	$600,470
460,000	Albea Beauty Holdings SA
	(Luxembourg), 144a,
	8.375%, 11/1/19	483,000
325,000	Allegion US Holding Co., Inc.,
	5.750%, 10/1/21	339,625
532,000	AMC Networks, Inc., 4.750%, 12/15/22	528,010
417,000	AMC Networks, Inc., 5.000%, 4/1/24	412,778
121,000	American Builders & Contractors
	Supply Co., Inc., 144a,
	5.625%, 4/15/21	124,932
127,000	American Builders & Contractors
	Supply Co., Inc., 144a,
	5.750%, 12/15/23	131,445
403,000	Belo Corp., 7.250%, 9/15/27	411,060
231,000	Brookfield Residential Properties, Inc.
	(Canada), 144a, 6.375%, 5/15/25	210,788
311,000	Brookfield Residential Properties, Inc. /
	Brookfield Residential US Corp.
	(Canada), 144a, 6.125%, 7/1/22	293,895
114,000	Brookfield Residential Properties, Inc.,
	(Canada), 144a, 6.500%, 12/15/20	113,715
302,000	Cable One, Inc., 144a, 5.750%, 6/15/22	309,550
905,000	Cablevision Systems Corp.,
	5.875%, 9/15/22	810,880
500,000	Cablevision Systems Corp.,
	8.000%, 4/15/20	512,755
620,000	CalAtlantic Group, Inc.,
	5.375%, 10/1/22	630,850
400,000	Cardtronics, Inc., 5.125%, 8/1/22	396,000
203,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.250%, 3/15/21	210,612
563,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.750%, 9/1/23	582,705
441,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.750%, 1/15/24	464,108
479,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.125%, 5/1/23	481,694
800,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.375%, 5/1/25	812,000
1,542,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.750%, 2/15/26	1,588,260
1,514,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	1,539,435
389,000	Churchill Downs, Inc., 144a,
	5.375%, 12/15/21	397,266
1,356,000	Cimpress NV (Netherlands), 144a,
	7.000%, 4/1/22	1,342,440
623,000	Cogeco Communications, Inc.
	(Canada), 144a, 4.875%, 5/1/20	635,460
89,000	DISH DBS Corp., 6.750%, 6/1/21	92,226
1,093,000	DISH DBS Corp., 7.875%, 9/1/19	1,205,032
336,000	Dollar Tree, Inc., 144a, 5.750%, 3/1/23	357,000
132,000	DR Horton, Inc., 3.750%, 3/1/19	133,980
595,000	DR Horton, Inc., 4.375%, 9/15/22	612,850
169,000	DR Horton, Inc., 4.750%, 2/15/23	175,126
161,000	DR Horton, Inc., 5.750%, 8/15/23	178,710
164,000	GLP Capital LP / GLP Financing II, Inc.,
	4.375%, 4/15/21	168,920
263,000	GLP Capital LP / GLP Financing II, Inc.,
	5.375%, 4/15/26	270,890
798,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	943,635
671,000	Hanesbrands, Inc., 144a,
	4.625%, 5/15/24	672,678
459,000	International Game Technology PLC
	(United Kingdom), 144a,
	5.625%, 2/15/20	483,671
293,000	International Game Technology PLC
	(United Kingdom), 144a,
	6.250%, 2/15/22	297,761
638,000	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC, 144a,
	5.000%, 6/1/24	649,165
112,000	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC, 144a,
	5.250%, 6/1/26	114,800
1,286,000	L Brands, Inc., 5.625%, 2/15/22	1,383,736
138,000	Lennar Corp., 4.750%, 11/15/22	140,242
332,000	Lennar Corp., 4.750%, 5/30/25	322,040
248,000	Lennar Corp., 4.875%, 12/15/23	248,620
601,000	M/I Homes, Inc., 6.750%, 1/15/21	597,995
107,000	Match Group, Inc., 144a,
	6.375%, 6/1/24	111,280
572,000	Match Group, Inc., 144a,
	6.750%, 12/15/22	594,880
665,000	MDC Partners, Inc. (Canada), 144a,
	6.500%, 5/1/24	660,012
510,000	Men's Wearhouse, Inc. (The),
	7.000%, 7/1/22	428,408
531,000	Meritage Homes Corp.,
	7.150%, 4/15/20	569,498
375,000	MGM Growth Properties Operating
	Partnership LP / MGP Escrow
	Co.-Issuer, Inc., 144a, 5.625%, 5/1/24	396,562
1,923,000	MGM Resorts International,
	5.250%, 3/31/20	2,019,150
747,000	NCL Corp. Ltd. (Bermuda), 144a,
	4.625%, 11/15/20	745,596
322,000	Netflix, Inc., 5.500%, 2/15/22	335,685
336,000	Netflix, Inc., 5.750%, 3/1/24	350,280
83,000	Netflix, Inc., 5.875%, 2/15/25	87,046
839,000	Newell Brands, Inc., 144a,
	5.000%, 11/15/23	880,970
534,000	Numericable-SFR SA (France), 144a,
	7.375%, 5/1/26	527,992
1,076,000	Penske Automotive Group, Inc.,
	5.375%, 12/1/24	1,038,340
586,000	Quad/Graphics, Inc., 7.000%, 5/1/22	517,145
700,000	Quebecor Media, Inc. (Canada),
	5.750%, 1/15/23	710,500

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.8% (Continued)

	Consumer Discretionary — (Continued)
$797,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer, 6.875%, 2/15/21	$820,910
731,000	Royal Caribbean Cruises Ltd. (Liberia),
	5.250%, 11/15/22	769,378
348,000	Sabre GLBL, Inc., 144a,
	5.250%, 11/15/23	354,090
768,000	Sabre GLBL, Inc., 144a,
	5.375%, 4/15/23	785,280
250,000	Service Corp. International,
	5.375%, 5/15/24	259,375
485,000	Service Corp. International,
	8.000%, 11/15/21	567,450
641,000	Sinclair Television Group, Inc.,
	5.375%, 4/1/21	660,230
300,000	Sinclair Television Group, Inc.,
	6.375%, 11/1/21	315,000
668,000	Sirius XM Radio, Inc., 144a,
	5.375%, 4/15/25	665,078
520,000	Sirius XM Radio, Inc., 144a,
	5.375%, 7/15/26	516,100
378,000	Sirius XM Radio, Inc., 144a,
	5.750%, 8/1/21	392,648
176,000	Sirius XM Radio, Inc., 144a,
	6.000%, 7/15/24	181,940
637,000	Taylor Morrison Communities, Inc. /
	Monarch Communities, Inc., 144a,
	5.250%, 4/15/21	635,408
569,000	TEGNA, Inc., 144a, 4.875%, 9/15/21	583,225
149,000	Toll Brothers Finance Corp.,
	4.875%, 11/15/25	147,510
773,000	Toll Brothers Finance Corp.,
	5.875%, 2/15/22	831,748
276,000	United Rentals North America, Inc.,
	4.625%, 7/15/23	278,415
295,200	Virgin Media Secured Finance PLC
	(United Kingdom), 144a,
	5.375%, 4/15/21	300,366
514,000	Vista Outdoor, Inc., 144a,
	5.875%, 10/1/23	534,560
295,000	ZF North America Capital, Inc., 144a,
	4.500%, 4/29/22	299,056
659,000	ZF North America Capital, Inc., 144a,
	4.750%, 4/29/25	667,646
		43,951,567

	Telecommunication Services — 13.9%
1,324,000	Altice Financing SA (Luxembourg),
	144a, 6.625%, 2/15/23	1,299,996
869,000	Altice Financing SA (Luxembourg),
	144a, 7.500%, 5/15/26	851,620
551,000	Altice US Finance I Corp., 144a,
	5.500%, 5/15/26	551,000
334,000	CenturyLink, Inc., 5.625%, 4/1/20	346,525
537,000	CenturyLink, Inc., 5.800%, 3/15/22	521,395
436,000	CenturyLink, Inc., 6.450%, 6/15/21	443,085
582,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	606,974
893,000	CommScope, Inc., 144a,
	5.000%, 6/15/21	912,200
298,000	Discovery Communications LLC,
	3.250%, 4/1/23	293,430
267,000	Discovery Communications LLC,
	3.300%, 5/15/22	269,792
566,000	Discovery Communications LLC,
	4.900%, 3/11/26	600,228
500,000	DISH DBS Corp., 5.125%, 5/1/20	508,438
585,000	Frontier Communications Corp.,
	8.500%, 4/15/20	620,831
2,914,000	Frontier Communications Corp.,
	10.500%, 9/15/22	3,083,376
750,000	Intelsat Jackson Holdings SA
	(Luxembourg), 5.500%, 8/1/23	476,250
573,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 4/1/19	418,290
2,259,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 10/15/20	1,609,538
550,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.500%, 4/1/21	379,500
84,000	LIN Television Corp., 5.875%, 11/15/22	84,420
1,279,000	Neptune Finco Corp., 144a,
	10.125%, 1/15/23	1,432,480
12,000	Nexstar Broadcasting, Inc.,
	6.875%, 11/15/20	12,525
700,000	Nexstar Broadcasting, Inc., 144a,
	6.125%, 2/15/22	707,000
250,000	Sable International Finance Ltd.
	(Cayman Islands), 144a,
	6.875%, 8/1/22	251,080
386,000	Softbank Corp. (Japan), 144a,
	4.500%, 4/15/20	398,545
945,000	Sprint Capital Corp., 6.875%, 11/15/28	741,825
727,000	Sprint Communications, Inc.,
	6.000%, 11/15/22	572,076
1,000,000	Sprint Communications, Inc., 144a,
	9.000%, 11/15/18	1,065,000
223,000	Sprint Corp., 7.625%, 2/15/25	176,449
151,000	Telecom Italia Capital SA
	(Luxembourg), 7.175%, 6/18/19	170,252
303,000	T-Mobile USA, Inc., 6.000%, 3/1/23	313,605
629,000	T-Mobile USA, Inc., 6.000%, 4/15/24	651,015
388,000	T-Mobile USA, Inc., 6.125%, 1/15/22	406,915
939,000	T-Mobile USA, Inc., 6.250%, 4/1/21	979,490
750,000	T-Mobile USA, Inc., 6.625%, 4/1/23	794,535
89,000	T-Mobile USA, Inc., 6.731%, 4/28/22	93,588
1,673,000	Univision Communications, Inc., 144a,
	6.750%, 9/15/22	1,765,015
693,000	UPCB Finance IV Ltd. (Cayman Islands),
	144a, 5.375%, 1/15/25	686,070
557,100	UPCB Finance V Ltd. (Cayman Islands),
	144a, 7.250%, 11/15/21	580,777
539,100	UPCB Finance VI Ltd. (Cayman Islands),
	144a, 6.875%, 1/15/22	560,664

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.8% (Continued)

	Telecommunication Services — (Continued)
$391,000	Videotron Ltd. (Canada),
	5.000%, 7/15/22	$404,685
		26,640,479

	Financials — 13.2%
240,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland),
	3.950%, 2/1/22	240,000
613,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland),
	4.500%, 5/15/21	627,252
6,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland),
	5.000%, 10/1/21	6,240
498,000	Aircastle Ltd. (Bermuda),
	5.500%, 2/15/22	517,920
458,000	Ally Financial, Inc., 8.000%, 3/15/20	515,250
1,661,000	Ally Financial, Inc., 8.000%, 11/1/31	1,947,522
1,084,000	Blue Racer Midstream LLC / Blue Racer
	Finance Corp., 144a,
	6.125%, 11/15/22	1,027,090
2,620,000	CIT Group, Inc., 5.000%, 8/15/22	2,665,850
1,246,000	Citigroup, Inc., 6.125%, 12/29/49(A)(B)†	1,264,690
263,000	Credit Acceptance Corp.,
	6.125%, 2/15/21	250,508
776,000	Credit Acceptance Corp.,
	7.375%, 3/15/23	744,960
778,000	Crown Castle International Corp., REIT,
	5.250%, 1/15/23	872,963
1,318,000	CTR Partnership LP / CareTrust Capital
	Corp., REIT, 5.875%, 6/1/21	1,318,000
568,000	Equinix, Inc., REIT, 5.375%, 4/1/23	586,460
378,000	ESH Hospitality, Inc., REIT, 144a,
	5.250%, 5/1/25	368,078
1,333,000	First Cash Financial Services, Inc.,
	6.750%, 4/1/21	1,346,330
110,000	GEO Group, Inc. (The), 5.125%, 4/1/23	107,250
77,000	GEO Group, Inc. (The),
	5.875%, 1/15/22	78,540
72,000	GEO Group, Inc. (The),
	5.875%, 10/15/24	72,900
662,000	GEO Group, Inc. (The),
	6.000%, 4/15/26	668,620
809,000	Goldman Sachs Group, Inc. (The),
	5.375%, 12/29/49(A)(B)	800,036
467,000	International Lease Finance Corp.,
	5.875%, 8/15/22	505,528
770,000	International Lease Finance Corp.,
	6.250%, 5/15/19	824,862
1,167,000	JPMorgan Chase & Co.,
	5.300%, 12/29/49(A)(B)	1,162,624
1,026,000	MetLife, Inc., 5.250%, 12/29/49(A)(B)	1,018,305
1,197,000	MPT Operating Partnership LP / MPT
	Finance Corp., REIT, 6.875%, 5/1/21	1,235,902
226,000	Navient Corp., 5.000%, 10/26/20	211,875
227,000	Navient Corp., 5.875%, 10/25/24	194,085
800,000	Navient Corp. MTN, 5.500%, 1/15/19	801,520
860,000	Navient Corp. MTN, 6.125%, 3/25/24	754,650
551,000	Navient Corp. MTN, 8.450%, 6/15/18	595,769
1,005,000	Quicken Loans, Inc., 144a,
	5.750%, 5/1/25	969,825
1,018,000	VEREIT Operating Partnership LP, REIT,
	4.600%, 2/6/24	1,025,635
		25,327,039

	Energy — 12.7%
252,000	Antero Resources Corp.,
	5.125%, 12/1/22	241,920
574,000	Antero Resources Corp.,
	5.375%, 11/1/21	561,085
1,000,000	Cheniere Corpus Christi Holdings LLC,
	144a, 7.000%, 6/30/24	1,026,880
685,000	Continental Resources, Inc.,
	4.500%, 4/15/23	638,762
1,489,000	Continental Resources, Inc.,
	5.000%, 9/15/22	1,455,498
473,000	DCP Midstream LLC, 144a,
	5.350%, 3/15/20	463,540
270,000	FTS International, Inc., 6.250%, 5/1/22	105,300
507,000	FTS International, Inc., 144a,
	8.153%, 6/15/20(A)	425,927
1,439,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 5.750%, 2/15/21	1,359,855
251,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.000%, 5/15/23	234,685
843,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.750%, 8/1/22	817,710
1,088,000	Gibson Energy, Inc. (Canada), 144a,
	6.750%, 7/15/21	1,082,560
574,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 5.000%, 12/1/24	535,198
989,000	MEG Energy Corp. (Canada), 144a,
	6.375%, 1/30/23	731,860
255,000	MEG Energy Corp. (Canada), 144a,
	6.500%, 3/15/21	197,625
227,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	216,785
403,000	MPLX LP, 144a, 4.875%, 12/1/24	392,587
923,000	Nabors Industries, Inc.,
	4.625%, 9/15/21	846,975
367,000	Nabors Industries, Inc.,
	5.000%, 9/15/20	345,319
609,000	Newfield Exploration Co.,
	5.625%, 7/1/24	609,000
581,000	NuStar Logistics LP, 4.800%, 9/1/20	563,570
454,000	ONEOK, Inc., 4.250%, 2/1/22	417,680
868,000	Precision Drilling Corp. (Canada),
	5.250%, 11/15/24	694,400
284,000	Precision Drilling Corp. (Canada),
	6.500%, 12/15/21	254,890
743,000	QEP Resources, Inc., 6.800%, 3/1/20	748,572
1,394,000	Range Resources Corp.,
	5.000%, 8/15/22	1,313,845

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.8% (Continued)

	Energy — (Continued)
$563,000	Range Resources Corp.,
	5.750%, 6/1/21	$550,332
384,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 5.625%, 7/15/22	337,920
676,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 5.625%, 11/15/23	588,120
749,000	SemGroup Corp., 7.500%, 6/15/21	722,785
942,000	SESI LLC, 6.375%, 5/1/19	906,675
1,005,000	Southwestern Energy Co.,
	4.050%, 1/23/20	987,412
269,000	Southwestern Energy Co.,
	4.100%, 3/15/22	240,082
338,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	6.375%, 8/1/22	338,845
472,000	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp., 5.875%, 10/1/20	484,980
281,000	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp., 6.250%, 10/15/22	292,942
711,000	Tullow Oil PLC (United Kingdom),
	144a, 6.000%, 11/1/20	574,132
433,000	Tullow Oil PLC (United Kingdom),
	144a, 6.250%, 4/15/22	346,400
1,421,000	Unit Corp., 6.625%, 5/15/21	1,097,722
556,000	Weatherford International Ltd
	(Bermuda), 6.500%, 8/1/36	398,930
312,000	Weatherford International Ltd.
	(Bermuda), 4.500%, 4/15/22†	267,540
		24,416,845

	Health Care — 9.3%
1,412,000	Acadia Healthcare Co., Inc.,
	5.625%, 2/15/23	1,383,760
350,000	Acadia Healthcare Co., Inc., 144a,
	6.500%, 3/1/24	355,250
1,003,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	929,871
200,000	CHS/Community Health Systems, Inc.,
	8.000%, 11/15/19†	195,750
251,000	Grifols Worldwide Operations Ltd.
	(Ireland), 5.250%, 4/1/22	255,392
1,012,000	HCA, Inc., 5.375%, 2/1/25	1,037,300
487,000	HCA, Inc., 5.875%, 3/15/22	529,612
1,730,000	HCA, Inc., 5.875%, 2/15/26	1,794,875
207,000	HCA, Inc., 6.500%, 2/15/20	228,994
975,000	Kindred Healthcare, Inc.,
	8.750%, 1/15/23	962,208
911,000	LifePoint Health, Inc., 5.500%, 12/1/21	949,718
98,000	LifePoint Health, Inc., 144a,
	5.375%, 5/1/24	98,245
1,145,000	Mallinckrodt International Finance SA
	/ Mallinckrodt CB LLC
	(Luxembourg), 144a,
	5.500%, 4/15/25	1,021,477
238,000	Quintiles Transnational Corp., 144a,
	4.875%, 5/15/23	241,570
390,000	Select Medical Corp., 6.375%, 6/1/21	374,400
134,000	Teleflex, Inc., 4.875%, 6/1/26	135,340
223,000	Tenet Healthcare Corp.,
	4.500%, 4/1/21	224,672
750,000	Tenet Healthcare Corp.,
	4.750%, 6/1/20	768,225
1,740,000	Tenet Healthcare Corp.,
	6.000%, 10/1/20	1,835,700
1,363,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	1,252,256
19,000	Valeant Pharmaceuticals International,
	144a, 6.375%, 10/15/20	16,340
101,000	Valeant Pharmaceuticals International,
	144a, 6.750%, 8/15/21	86,102
829,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 5.500%, 3/1/23	665,791
971,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 5.875%, 5/15/23	784,082
931,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 6.125%, 4/15/25	747,128
1,016,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 6.750%, 8/15/18	982,980
		17,857,038

	Industrials — 7.8%
1,080,000	AECOM Global II LLC / URS Fox US LP,
	5.000%, 4/1/22	1,027,350
139,000	Allegion PLC (Ireland),
	5.875%, 9/15/23	147,340
1,012,817	American Airlines 2013-2 Class B Pass
	Through Trust, 144a,
	5.600%, 7/15/20	1,043,201
651,000	Amsted Industries, Inc., 144a,
	5.000%, 3/15/22	651,000
267,000	Amsted Industries, Inc., 144a,
	5.375%, 9/15/24	261,660
512,000	Anixter, Inc., 5.125%, 10/1/21	519,680
333,000	Anixter, Inc., 144a, 5.500%, 3/1/23	338,828
465,000	Bombardier, Inc. (Canada), 144a,
	7.500%, 3/15/25	402,225
384,000	DigitalGlobe, Inc., 144a,
	5.250%, 2/1/21	357,120
1,067,000	Hertz Corp. (The), 6.250%, 10/15/22†	1,099,010
99,000	Huntington Ingalls Industries, Inc.,
	144a, 5.000%, 11/15/25	104,692
498,000	IHS, Inc., 5.000%, 11/1/22	514,185
952,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	990,080
719,000	Joy Global, Inc., 5.125%, 10/15/21†	672,265
405,000	KLX, Inc., 144a, 5.875%, 12/1/22	396,900
214,000	Masco Corp., 4.375%, 4/1/26	220,739
499,000	Masco Corp., 5.950%, 3/15/22	557,947
731,000	Multi-Color Corp., 144a,
	6.125%, 12/1/22	747,448
689,000	Nielsen Co. Luxembourg SARL (The)
	(Luxembourg), 144a,
	5.500%, 10/1/21	711,392

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.8% (Continued)

	Industrials — (Continued)
$1,074,000	Orbital ATK, Inc., 5.250%, 10/1/21	$1,121,020
441,000	Standard Industries, Inc., 144a,
	5.125%, 2/15/21	453,128
210,000	Standard Industries, Inc., 144a,
	5.375%, 11/15/24	213,675
433,000	Tenneco, Inc., 5.000%, 7/15/26	439,222
531,000	TRI Pointe Group, Inc., 4.875%, 7/1/21	529,672
348,046	United Airlines 2014-2 Class B Pass
	Through Trust, 4.625%, 9/3/22	348,917
284,000	United Rentals North America, Inc.,
	5.750%, 11/15/24	286,130
761,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	812,368
		14,967,194

	Information Technology — 5.9%
385,000	CDW LLC / CDW Finance Corp.,
	5.000%, 9/1/23	387,691
97,000	CDW LLC / CDW Finance Corp.,
	6.000%, 8/15/22	101,365
554,000	Diamond 1 Finance Corp. / Diamond
	2 Finance Corp., 144a,
	5.450%, 6/15/23	574,815
148,000	Diamond 1 Finance Corp. / Diamond
	2 Finance Corp., 144a,
	5.875%, 6/15/21	150,926
284,000	Diamond 1 Finance Corp. / Diamond
	2 Finance Corp., 144a,
	7.125%, 6/15/24	296,616
1,074,000	Diebold, Inc., 144a, 8.500%, 4/15/24	1,065,945
585,000	Electronic Arts, Inc., 4.800%, 3/1/26	632,851
762,000	First Data Corp., 144a, 5.000%, 1/15/24	763,905
578,000	First Data Corp., 144a, 5.375%, 8/15/23	586,965
220,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	237,600
933,000	Micron Technology, Inc., 144a,
	7.500%, 9/15/23	991,312
646,000	NCR Corp., 4.625%, 2/15/21	639,540
756,000	NCR Corp., 5.875%, 12/15/21	767,340
806,000	NXP BV / NXP Funding LLC
	(Netherlands), 144a,
	4.125%, 6/15/20	816,075
690,000	NXP BV / NXP Funding LLC
	(Netherlands), 144a, 4.625%, 6/1/23	702,075
1,180,000	ViaSat, Inc., 6.875%, 6/15/20	1,218,350
276,000	Western Digital Corp., 144a,
	7.375%, 4/1/23	293,940
1,130,000	Western Digital Corp., 144a,
	10.500%, 4/1/24	1,209,100
		11,436,411

	Materials — 5.2%
520,000	A Schulman, Inc., 144a, 6.875%, 6/1/23	519,220
504,000	Alcoa, Inc., 5.125%, 10/1/24†	502,740
120,000	Alcoa, Inc., 5.870%, 2/23/22	125,424
731,000	Anglo American Capital PLC (United
	Kingdom), 144a, 4.125%, 9/27/22	678,002
713,000	ArcelorMittal (Luxembourg),
	6.250%, 8/5/20	748,650
89,000	ArcelorMittal (Luxembourg),
	6.500%, 3/1/21†	91,448
460,000	ArcelorMittal (Luxembourg),
	7.250%, 2/25/22†	484,150
30,000	Cascades, Inc. (Canada), 144a,
	5.500%, 7/15/22	29,138
1,289,000	Cascades, Inc. (Canada), 144a,
	5.750%, 7/15/23	1,240,662
943,000	Chemtura Corp., 5.750%, 7/15/21	952,430
808,000	CVR Partners LP / CVR Nitrogen
	Finance Corp., 144a,
	9.250%, 6/15/23	822,140
134,000	FMG Resources August 2006 Pty Ltd.
	(Australia), 144a, 9.750%, 3/1/22	147,902
702,000	HudBay Minerals, Inc. (Canada),
	9.500%, 10/1/20	593,190
111,000	Kaiser Aluminum Corp., 144a,
	5.875%, 5/15/24	114,052
782,000	Lundin Mining Corp. (Canada), 144a,
	7.500%, 11/1/20	797,640
365,000	Lundin Mining Corp. (Canada), 144a,
	7.875%, 11/1/22	373,212
464,000	NOVA Chemicals Corp. (Canada), 144a,
	5.250%, 8/1/23	466,320
593,000	PolyOne Corp., 5.250%, 3/15/23	597,448
417,000	Steel Dynamics, Inc., 5.125%, 10/1/21	426,904
249,000	Steel Dynamics, Inc., 5.250%, 4/15/23	253,980
		9,964,652

	Utilities — 3.7%
452,000	AES Corp., 5.500%, 3/15/24	462,735
380,000	AES Corp., 7.375%, 7/1/21	428,450
755,000	Calpine Corp., 144a, 7.875%, 1/15/23	796,525
699,000	DPL, Inc., 7.250%, 10/15/21	671,040
356,000	Dynegy, Inc., 6.750%, 11/1/19	356,445
61,000	Dynegy, Inc., 7.375%, 11/1/22	58,865
356,000	Dynegy, Inc., 7.625%, 11/1/24	341,760
500,000	GenOn Energy, Inc., 7.875%, 6/15/17	420,000
541,000	GenOn Energy, Inc., 9.500%, 10/15/18	430,095
1,698,000	InterGen NV (Netherlands), 144a,
	7.000%, 6/30/23	1,201,335
650,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 6.875%, 10/15/21	570,375
138,000	NRG Energy, Inc., 6.250%, 7/15/22	133,860
1,182,000	NRG Energy, Inc., 7.875%, 5/15/21	1,223,370
68,000	Sabine Pass LNG LP, 6.500%, 11/1/20	70,762
		7,165,617

	Consumer Staples — 3.3%
517,000	B&G Foods, Inc., 4.625%, 6/1/21	517,000
201,000	Barry Callebaut Services NV (Belgium),
	144a, 5.500%, 6/15/23	216,336

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.8% (Continued)

	Consumer Staples — (Continued)
$443,000	Constellation Brands, Inc.,
	4.750%, 12/1/25	$466,811
801,000	Cott Beverages, Inc., 5.375%, 7/1/22	801,000
295,000	Cott Beverages, Inc., 6.750%, 1/1/20	307,538
705,000	Harland Clarke Holdings Corp., 144a,
	9.750%, 8/1/18	715,575
243,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 5.750%, 6/15/25	228,420
684,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 5.875%, 7/15/24	662,625
1,541,000	Post Holdings, Inc., 7.375%, 2/15/22	1,619,976
268,000	Post Holdings, Inc., 144a,
	7.750%, 3/15/24	294,465
284,000	TreeHouse Foods, Inc., 144a,
	6.000%, 2/15/24	301,040
192,000	US Foods, Inc., 144a, 5.875%, 6/15/24	196,800
		6,327,586
	Total Corporate Bonds	$188,054,428

	Bank Loan — 0.5%

	Health Care — 0.5%
1,000,000	Envision Healthcare Corp., Tranche B-2
	Term Loan, 4.500%, 11/4/20(C)	999,000
	Total Bank Loan	$999,000

Shares
	Investment Funds — 2.1%
565,105	Dreyfus Cash Management,
	Institutional Shares, 0.30%∞Ω	565,105
3,477,055	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.30%**∞Ω	3,477,055
	Total Investment Funds	$4,042,160

	Total Investment Securities —100.4%
	(Cost $194,605,552)	193,095,588

	Liabilities in Excess of
	Other Assets — (0.4%)	(689,588)
	Net Assets — 100.0%	$192,406,000

(A) Variable rate security - Rate reflected is the rate in effect as of June 30, 2016.

(B) Perpetual Bond - A Bond with no definite maturity date.

(C) All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

** Represents collateral for securities loaned.

† All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2016 was $3,380,680.

∞ Open-End Fund.

Ω Represents the 7-day SEC yield as of June 30, 2016.

Portfolio Abbreviations:

LLC - Limited Limited Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities were valued at $69,260,281 or 36.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$188,054,428	$—	$188,054,428
Bank Loan	—	999,000	—	999,000
Investment Funds	4,042,160	—	—	4,042,160
Total	$4,042,160	$189,053,428	$—	$193,095,588

See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments

June 30, 2016 (Unaudited)

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value.The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of June 30, 2016, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by portfolio or sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended June 30, 2016.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended June 30, 2016 there were no transfers between Level 1, 2 and 3 for all Funds.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. The High Yield Fund’s investment in bank loans are normally valued at the bid quotation obtained from dealers in loans by the independent pricing service in accordance with the Fund’s valuation policies and procedures approved by the Board, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Notes to Portfolios of Investments (Unaudited) (Continued)

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Fund’s Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Bank Loans — The High Yield Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature.The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset. Unrealized appreciation/depreciation on unfunded commitments represents mark to market of the unfunded portion of the Fund’s bank loans. As of June 30, 2016, the Fund did not hold any unfunded loan commitments.

Notes to Portfolios of Investments (Unaudited) (Continued)

Investment companies — Certain Funds may invest in securities of other investment companies, including exchange- traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses.

Futures Contracts — The Active Bond Fund buys and sells futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the Investment Company Act of 1940, or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations there under. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

As of June 30, 2016, the Funds did not hold any futures contracts.

Swap Contracts — The Active Bond Fund may enter into swap transactions to help enhance the value of its portfolio or manage its exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the

Notes to Portfolios of Investments (Unaudited) (Continued)

counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, bilateral swap agreements, over-the-counter (“OTC”) swaps have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses servicing as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.

Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency, are posted and are segregated at a broker account registered with the Commodity Futures Trading Commission (“CFTC”), or the applicable regulator. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.

A swap agreement can be a form of leverage, which can magnify the Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

As of June 30, 2016, the Active Bond Fund did not hold any swap contracts.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rate of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investment in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Notes to Portfolios of Investments (Unaudited) (Continued)

For the period ended June 30, 2016, the average quarterly notional value of outstanding derivative financial instruments were as follows:

Active
Bond
Fund
Credit contracts:
Credit Default Swaps	$2,550,000

Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the securities loaned plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

As of June 30, 2016, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral
Fund	Security Type	Loaned*	Received	Net Amount
Active Bond Fund	Corporate Bonds	$551,625	$570,722	$19,097
High Yield Fund	Corporate Bonds	3,380,680	3,477,055	96,375

* The remaining contractual maturity is overnight for all securities.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

Notes to Portfolios of Investments (Unaudited) (Continued)

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information — As of June 30, 2016, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Active Bond Fund	$110,790,943	$4,013,356	$(1,072,064)	$2,941,292
High Yield Fund	194,605,552	4,293,565	(5,803,529)	(1,509,964)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Investment Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	8/24/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	8/24/2016

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	8/24/2016

* Print the name and title of each signing officer under his or her signature.